SCHEDULE OF SALE OF SECURITIES AVAILABLE FOR SALE (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Proceeds from sales	$ 8,532
Gross gains realized	132
Gross losses realized